Neuberger Berman Equity Funds®

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information dated December 16, 2011

Neuberger Berman Large Cap Value Fund
Class A, Class C and Institutional Class

As of April 2, 2012, the name of Neuberger Berman Large Cap Value Fund will be changed to Neuberger Berman Value Fund.

This supplement should be retained with your Summary Prospectus, Prospectus and
Statement of Additional Information for future reference.

The date of this supplement is February 24, 2012.

NEUBERGER BERMAN
Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services:
800-366-6264
Website: www.nb.com